Clients Representing Company's Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	18.00%		[1]	[1]
Client B
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	12.00%	13.00%		[1]

[1]	Net revenue did not exceed 10%.